Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 5.	INTANGIBLE ASSETS:

The Company’s intangible assets primarily consist of the customer lists it acquired through various acquisitions. We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized. Amortization expense was $0.5 million and $0.6 million for the three months ended March 31, 2020 and March 31, 2019 respectively. This amortization expense relates to customer lists which expire through 2022.

NOTE 5. INTANGIBLE ASSETS:

The Company’s intangible assets primarily consists of the customer lists it acquired through various acquisitions. We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized. Amortization expense was $2.3 million and $2.9 million during the years ended December 31, 2019 and December 31, 2018, respectively. This amortization expense relates to customer lists which expire through 2022.

During the year ended December 31, 2019 and December 31, 2018, we determined, based upon the results of our annual goodwill impairment testing as further described in Note 8, that a triggering event had occurred with respect to certain customer lists contained in the reporting units where goodwill impairment was determined to have occurred, and recorded an impairment charge of $0 million and $0.9 Million respectively. The determination of the fair value of intangible assets requires significant inputs, judgments and estimates. These fair value measurements, and related inputs, are considered to be Level 3 measures under the fair value hierarchy as further described in Note 18. There were no triggering events during the year ended December 31, 2019.

Components of intangible assets were as follows, as of December 31:

	2019			2018
		Accumulated
	Gross Carrying	Amortization and	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Impairment	Amount	Amount	Amortization	Amount
Customer lists	$13,563,414	9,986,414	3,577,000	13,563,414	7,793,414	5,770,000
Software	$425,064	417,843	7,221	425,064	417,028	8,036

Total intangible assets:	$13,988,478	10,404,257	3,584,221	13,988,478	8,210,442	5,778,036

Our future amortization schedule is as follows:

Year ending December 31,	Amount

2020	2,075,610
2021	1,383,611
2022	125,000
Total	$3,584,221